Dear Shareholder:
We are pleased to provide you with this semiannual report for Centennial Money Market Trust. During the six-month reporting period ended December 31, 2002, the Trust produced a 1.37% annualized yield, and when taking into account the effects of compounding, a 1.38% annualized effective yield. As of December 31, the Trust's 7-day yields, with and without compounding, were 1.21% and 1.20%, respectively. 1 These returns are primarily the result of the period's low interest rates, which remained near historical lows throughout the reporting period.
   Although the Trust's annualized yield reflected the period's low short-term interest rates, the Trust successfully preserved its shareholders' capital in a highly volatile market environment for long-term financial assets. For many investors, money market funds such as Centennial Money Market Trust represented a safe haven from a declining stock market.
   When the reporting period began in June 2002, the U.S. economy had begun to recover from the 2001 recession. To stimulate renewed economic growth, the Federal Reserve Board had previously reduced short-term interest rates aggressively with 11 rate cuts in 2001, driving the benchmark federal funds rate -- the rate banks charge one another for overnight loans -- to 1.75%, a 40-year low. Consumer spending remained relatively strong as Americans responded to low interest rates by purchasing automobiles, buying new homes and improving existing ones. However, corporations generally continued to curtail capital spending. Without support from the corporate sector, the economy's performance turned decidedly mixed, and many analysts became concerned that the recovery was in danger of stalling.
   Economic signals remained mixed throughout the third quarter of 2002, contributing to growing uncertainty among investors. What's more, investors became increasingly concerned about the potential economic effects of the corporate scandals affecting a number of major U.S. corporations. Heightened international tensions related to possible war in Iraq also contributed to investors' worries. Yet, despite these concerns, troubling signs of rising unemployment and a persistently weak stock market, the economy managed to grow at a relatively strong 4% rate between July and September.
   In response to what it called a "soft patch" in the economy at the start of the fourth quarter 2002, the Fed intervened in November with a 0.5 percentage-point interest-rate reduction, its first in 2002, dropping the federal funds rate to 1.25%. Investors and consumers apparently responded well to this move, as the stock market began to rally strong.


1. Compounded yields assume reinvestments of dividends. The Trust's investment strategy, allocations, and focus can change over time.

   In this generally weak and uncertain economic environment, we looked for tactical opportunities to invest at higher yields whenever possible. We occasionally identified such opportunities among commercial paper in the six-month maturity range. Otherwise, we had little choice but to reinvest maturing securities at prevailing rates.
   In addition, the Trust's performance was helped by the change in investment policy that was enacted early in the year. In February 2002, the Board of Trustees extended the Trust's maximum average maturity from 60 days to 90 days. This additional flexibility enabled us to capture the higher yields of longer dated securities and lock in rates for as long as practical while interest rates declined. At times during the year, the Trust's weighted average maturity extended beyond 80 days. At the end of December, the Trust's weighted average maturity ranged between 60 and 70 days, reflecting year-end factors that typically arise.
   From a security selection standpoint, we found what we believed to be relatively attractive values in very highly rated commercial paper, and these short-term debt instruments comprised the majority of the Trust throughout the year. We also invested in variable-rate notes on which yields are re-set every three months, as well as securities issued by U.S. government agencies, such as Fannie Mae, Freddie Mac and Ginnie Mae.
   Looking forward, we intend to maintain a relatively constructive posture until we see convincing signs of economic strength. Accordingly, we have maintained the Trust's weighted average maturity at points that are somewhat longer than the average for our peer group. In our view, this is a prudent approach to earning competitive levels of income while helping to ensure the safety and liquidity of the assets entrusted to us.

Sincerely,



/S/ James C. Swain                       /S/ John V. Murphy
------------------                       ------------------
James C. Swain                           John V. Murphy
Chairman                                 President
Centennial Money Market Trust
January 23, 2003

In reviewing performance, please remember that past performance cannot guarantee future results. Yields will fluctuate. An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.

                                                       Financial Statements
                                                                 Pages 4-22

Statement of Investments  December 31, 2002 / Unaudited
Centennial Money Market Trust

                                                                                       Principal                Value
                                                                                          Amount           See Note 1
----------------------------------------------------------------------------------------------------------------------
Certificates of Deposit--13.6%

Domestic Certificates of Deposit--5.1%
Bank of New York:
   1.76%, 1/27/03...............................................................  $  100,000,000      $    99,997,853
   1.76%, 1/29/03...............................................................     100,000,000          100,000,000
   1.76%, 1/30/03...............................................................     100,000,000          100,000,000
Chase Manhattan Bank USA NA:
   1.72%, 1/2/03................................................................      50,000,000           50,000,000
   1.72%, 1/3/03................................................................      50,000,000           50,000,000
   1.72%, 1/6/03................................................................      50,000,000           50,000,000
Citibank NA:
   1.32%, 3/12/03...............................................................      20,000,000           19,999,592
   1.33%, 2/27/03...............................................................      57,500,000           57,500,000
   1.33%, 3/18/03...............................................................     100,000,000          100,000,000
National Bank of Commerce, Tennessee:
   1.39%, 1/24/03 1.............................................................      25,000,000           24,998,571
   1.40%, 6/23/03 1.............................................................     100,000,000           99,984,850
   1.41%, 6/20/03 1.............................................................      60,000,000           59,993,976
   1.84%, 1/17/03...............................................................     100,000,000          100,000,440
State Street Bank and Trust, 1.33%, 2/13/03.....................................      83,000,000           83,000,495
Suntrust Bank, 1.47%, 5/23/03 1.................................................      66,200,000           66,224,544
Wells Fargo Bank NA, 1.32%, 2/14/03.............................................      70,000,000           69,999,573
                                                                                                       --------------
                                                                                                        1,131,699,894
                                                                                                       --------------
Yankee Certificates of Deposit--8.5%
Abbey National Treasury Services, 1.33%, 3/19/03................................      13,000,000           13,000,000
Bank of Scotland, New York, 1.33%, 3/24/03......................................      50,000,000           50,000,000
Barclays Bank plc, 1.80%, 1/15/03...............................................      75,000,000           75,000,000
Barclays Bank plc, New York:
   1.74%, 3/3/03................................................................      92,000,000           91,996,816
   1.80%, 1/23/03...............................................................      30,000,000           30,000,000
   1.82%, 1/16/03...............................................................     100,000,000          100,000,000
BNP Paribas, Chicago:
   1.33%, 3/26/03...............................................................      75,000,000           75,000,000
   1.34%, 5/14/03...............................................................     150,000,000          150,000,000
   1.66%, 4/9/03................................................................      94,000,000           94,000,000
BNP Paribas, New York, 2.63%, 6/6/03                                                  73,000,000           73,387,807

Statement of Investments  Unaudited / Continued
Centennial Money Market Trust

                                                                                       Principal                Value
                                                                                          Amount           See Note 1
----------------------------------------------------------------------------------------------------------------------
Yankee Certificates of Deposit Continued
Canadian Imperial Bank of Commerce, New York:
   1.33%, 2/10/03...............................................................  $   50,000,000      $    50,000,000
   1.33%, 2/11/03...............................................................     132,000,000          132,000,000
   1.33%, 3/10/03...............................................................      50,000,000           50,000,000
   1.73%, 1/7/03................................................................      50,000,000           50,000,082
Deutsche Bank, 1.32%, 2/6/03....................................................      76,000,000           76,000,000
Lloyds TSB Bank plc, New York:
   1.32%, 3/21/03...............................................................     100,000,000          100,000,000
   1.75%, 3/17/03...............................................................     138,000,000          138,020,755
   1.75%, 3/20/03...............................................................      14,500,000           14,502,283
Nordea Bank Finland plc, New York, 1.70%, 1/24/03...............................      50,000,000           50,000,000
Rabobank Nederland NV, New York, 2.34%, 2/26/03.................................      25,000,000           25,021,092
Royal Bank of Scotland, New York:
   1.72%, 1/21/03...............................................................      28,000,000           28,000,155
   2.10%, 2/13/03...............................................................      50,000,000           50,000,000
Svenska Handelsbanken, New York:
   1.94%, 1/22/03...............................................................     125,000,000          125,000,721
   1.96%, 1/17/03...............................................................     125,000,000          125,000,000
UBS AG, Stamford, 2%, 2/20/03...................................................     100,000,000          100,000,685
                                                                                                       --------------
                                                                                                        1,865,930,396
                                                                                                       --------------
Total Certificates of Deposit (Cost $2,997,630,290).............................                        2,997,630,290
                                                                                                       --------------
Direct Bank Obligations--19.1%
AB SPINTAB:
   1.33%, 3/12/03...............................................................     115,000,000          114,703,715
   1.34%, 2/20/03...............................................................      68,400,000           68,272,700
   1.52%, 2/10/03...............................................................      26,000,000           25,956,089
   1.74%, 2/13/03...............................................................      98,000,000           97,805,652
Abbey National North America:
   1.31%, 2/10/03...............................................................      85,000,000           84,876,278
   1.31%, 2/12/03...............................................................      50,000,000           49,923,583
ABN AMRO North America Finance, Inc.:
   1.32%, 1/21/03...............................................................      50,000,000           49,963,333
   1.74%, 4/17/03...............................................................     161,500,000          160,672,582
Bank One NA:
   1.75%, 3/17/03...............................................................      70,000,000           70,000,000
   1.80%, 1/16/03...............................................................     100,000,000          100,000,000
   1.80%, 1/17/03...............................................................     100,000,000          100,000,000
   1.82%, 1/13/03...............................................................     150,000,000          150,000,000
Barclays US Funding Corp., 1.33%, 3/19/03 ......................................      22,500,000           22,435,994

                                                                              5

Statement of Investments  Unaudited / Continued
Centennial Money Market Trust


                                                                                       Principal                Value
                                                                                          Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------
Direct Bank Obligations Continued
Canadian Imperial Holdings, Inc., 1.51%, 1/31/03................................  $  150,000,000       $  149,811,250
Danske Corp., Series A:
   1.52%, 2/6/03................................................................      10,000,000            9,984,800
   1.75%, 2/12/03...............................................................     100,000,000           99,795,833
   1.76%, 3/19/03...............................................................     154,800,000          154,269,906
   1.80%, 1/16/03...............................................................      68,000,000           67,949,000
Governor & Co. of the Bank of Ireland:
   1.32%, 2/6/03 2..............................................................     100,000,000           99,868,000
   1.33%, 4/22/03 2.............................................................      50,000,000           49,794,958
   1.76%, 4/21/03 2.............................................................     100,000,000           99,462,222
   1.76%, 4/23/03 2.............................................................      82,000,000           81,551,004
   1.83%, 1/10/03 2.............................................................     100,000,000           99,954,250
HBOS Treasury Services:
   1.32%, 5/12/03...............................................................      70,000,000           69,663,767
   1.33%, 3/20/03...............................................................      50,000,000           49,855,917
   1.33%, 3/27/03...............................................................      22,000,000           21,931,174
   1.53%, 2/4/03................................................................      15,500,000           15,477,602
   1.70%, 3/12/03...............................................................      30,000,000           29,900,833
   1.74%, 2/26/03...............................................................      96,700,000           96,438,608
   1.74%, 3/4/03................................................................      50,000,000           49,850,597
   1.77%, 4/24/03...............................................................      45,000,000           44,750,694
Lloyds TSB Bank plc:
   1.33%, 3/11/03...............................................................      63,200,000           63,038,893
   1.76%, 4/24/03...............................................................      46,500,000           46,243,843
National City Bank of Indiana:
   1.52%, 3/7/03................................................................      90,000,000           90,000,000
   1.57%, 2/5/03................................................................     100,000,000          100,000,000
Nationwide Building Society:
   1.33%, 3/6/03................................................................      10,000,000            9,976,356
   1.33%, 3/10/03...............................................................      50,000,000           49,874,861
   1.33%, 3/18/03...............................................................      70,000,000           69,803,456
   1.54%, 2/4/03................................................................      75,000,000           74,890,917
   1.55%, 2/6/03................................................................      50,000,000           49,922,500
   1.74%, 4/16/03...............................................................     127,000,000          126,357,327
   1.75%, 2/10/03...............................................................      50,000,000           49,902,778
Nordea North America, Inc.:
   1.35%, 5/21/03...............................................................      85,600,000           85,150,600
   1.75%, 4/21/03 ..............................................................      39,700,000           39,487,715

Statement of Investments  Unaudited / Continued
Centennial Money Market Trust

                                                                                       Principal                Value
                                                                                          Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------
Direct Bank Obligations Continued
Societe Generale North America:
   1.33%, 2/12/03...............................................................  $   75,000,000      $    74,883,625
   1.33%, 3/18/03...............................................................      18,000,000           17,949,460
   1.33%, 3/26/03...............................................................     100,000,000           99,690,833
   1.77%, 2/3/03................................................................     136,700,000          136,488,685
Svenska Handelsbanken, Inc., Series S:
   1.33%, 3/10/03...............................................................      24,500,000           24,438,451
   1.38%, 6/4/03................................................................      25,000,000           24,852,417
   1.97%, 1/9/03................................................................     106,000,000          105,956,062
Swedbank AB:
   1.50%, 2/5/03................................................................      78,500,000           78,385,521
   1.74%, 5/2/03................................................................      48,000,000           47,719,280
U.S. Bank NA, North Dakota, 1.34%, 4/30/03 1....................................     150,000,000          149,937,000
UBS Finance (Delaware) LLC, 1.32%, 3/13/03......................................     146,200,000          145,818,481
Wells Fargo Bank NA:
   1.68%, 4/1/03................................................................      19,550,000           19,551,906
   1.68%, 4/2/03................................................................      50,000,000           50,004,929
                                                                                                       --------------
Total Direct Bank Obligations (Cost $4,215,246,237).............................                        4,215,246,237
                                                                                                       --------------
Letters of Credit--0.4%
Barclays Bank plc, guaranteeing commercial paper of Banco Nacional de Comerercio Exterior SNC:
   1.34%, 2/3/03 ...............................................................      20,000,000           19,975,433
   1.53%, 2/7/03................................................................      17,000,000           16,973,268
   1.72%, 1/27/03...............................................................       8,000,000            7,990,062
   1.80%, 1/23/03...............................................................      40,000,000           39,956,000
                                                                                                       --------------
Total Letters of Credit (Cost $84,894,763)......................................                           84,894,763
                                                                                                       --------------
Short-Term Notes--63.0%

Aerospace & Defense--0.3%
General Dynamics Corp.:
   1.75%, 3/12/03 2.............................................................      50,000,000           49,829,861
   1.80%, 1/8/03 2..............................................................      20,000,000           19,993,000
                                                                                                       --------------
                                                                                                           69,822,861
                                                                                                       --------------

Statement of Investments  Unaudited / Continued
Centennial Money Market Trust

                                                                                       Principal                Value
                                                                                          Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------
Asset-Backed--24.9%
Atlantic Asset Securitization Corp.:
   1.36%, 3/18/03 3.............................................................  $   75,000,000      $    74,784,667
   1.39%, 1/3/03 2..............................................................     148,220,000          148,208,554
   1.40%, 1/2/03 2..............................................................      21,659,000           21,658,158
   1.40%, 1/21/03 2.............................................................      95,000,000           94,925,611
   1.42%, 1/23/03 2.............................................................      41,000,000           40,964,421
   1.45%, 1/6/03 2..............................................................      50,000,000           49,989,931
BILLS Securitisation Ltd.:
   1.59%, 2/4/03................................................................      75,000,000           74,887,375
   1.73%, 1/8/03................................................................     100,000,000           99,966,361
   1.77%, 3/10/03...............................................................      80,000,000           79,732,533
Charta Corp.:
   1.32%, 2/10/03 2.............................................................      60,000,000           59,912,000
   1.35%, 2/20/03 2.............................................................      45,000,000           44,915,625
   1.36%, 1/28/03 2.............................................................      86,000,000           85,912,475
   1.36%, 2/6/03 2..............................................................      50,000,000           49,932,000
   1.79%, 1/24/03 2.............................................................      92,300,000           92,194,445
Crown Point Capital Co.:
   1.35%, 2/7/03 2..............................................................      85,000,000           84,882,063
   1.38%, 2/26/03 2.............................................................      49,185,000           49,079,416
   1.38%, 3/6/03 2..............................................................      79,000,000           78,806,187
   1.82%, 1/22/03 2.............................................................      76,800,000           76,718,308
   1.82%, 1/29/03 2.............................................................      70,500,000           70,400,203
Fairway Finance Corp.:
   1.34%, 2/12/03 2.............................................................      53,778,000           53,694,241
   1.35%, 3/10/03 2.............................................................      40,319,000           40,216,187
   1.35%, 3/14/03 2.............................................................      25,200,000           25,131,960
   1.35%, 3/25/03 2.............................................................      10,081,000           10,049,623
   1.35%, 3/27/03 2.............................................................      12,018,000           11,979,693
   1.36%, 2/5/03 2..............................................................      35,167,000           35,120,501
   1.42%, 1/13/03 2.............................................................      44,661,000           44,639,860
   1.60%, 1/28/03 2.............................................................      19,385,000           19,361,738
   1.79%, 4/23/03 2.............................................................      16,226,000           16,135,639
   1.80%, 1/30/03 2.............................................................      40,393,000           40,334,430
   1.86%, 1/22/03 2.............................................................      37,927,000           37,886,205
FCAR Owner Trust I:
   1.70%, 1/24/03...............................................................      93,500,000           93,398,449
   1.71%, 1/22/03...............................................................      75,500,000           75,424,689
   1.72%, 3/3/03................................................................      70,000,000           69,795,989
   1.77%, 1/15/03...............................................................      50,000,000           49,965,583
   1.77%, 1/16/03 ..............................................................      50,000,000           49,963,125

Statement of Investments  Unaudited / Continued
Centennial Money Market Trust

                                                                                       Principal                Value
                                                                                          Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------
Asset-Backed Continued
FCAR Owner Trust II, 1.82%, 1/9/03..............................................  $   69,000,000   $       68,972,093
Galaxy Funding, Inc.:
   1.37%, 2/14/03 2.............................................................      25,000,000           24,958,139
   1.80%, 1/15/03 2.............................................................      47,000,000           46,967,100
   1.80%, 1/28/03 2.............................................................      25,000,000           24,966,250
GOVCO, Inc.:
   1.33%, 2/10/03 2.............................................................      55,000,000           54,918,722
   1.35%, 2/18/03 2.............................................................      15,500,000           15,472,100
   1.35%, 2/19/03 2.............................................................      60,000,000           59,889,750
   1.63%, 1/16/03 2.............................................................      38,000,000           37,974,192
   1.71%, 1/24/03 2.............................................................      50,000,000           49,945,375
   1.74%, 4/15/03 2.............................................................      25,000,000           24,874,333
   1.77%, 3/17/03 2.............................................................      20,000,000           19,926,042
   1.80%, 1/21/03 2.............................................................      58,791,000           58,732,209
   1.80%, 1/23/03 2.............................................................      62,500,000           62,431,250
   1.80%, 1/27/03 2.............................................................      50,000,000           49,935,000
Greyhawk Funding LLC:
   1.35%, 2/7/03 2..............................................................      40,000,000           39,944,500
   1.35%, 2/24/03 2.............................................................      65,000,000           64,868,375
   1.35%, 2/26/03 2.............................................................     100,000,000           99,790,000
   1.35%, 3/13/03 2.............................................................      95,000,000           94,747,063
   1.76%, 1/15/03 2.............................................................      47,000,000           46,967,831
   1.76%, 1/22/03 2.............................................................      25,000,000           24,974,333
   1.82%, 1/13/03 2.............................................................      50,000,000           49,970,833
La Fayette Asset Securitization:
   1.37%, 3/17/03 2.............................................................      79,510,000           79,283,065
   1.39%, 3/18/03 2.............................................................      10,400,000           10,369,701
   1.40%, 3/26/03 2.............................................................       9,555,000            9,523,787
   1.43%, 1/27/03 2.............................................................      34,000,000           33,964,886
   1.43%, 1/29/03 2.............................................................      27,150,000           27,119,803
   1.55%, 1/3/03 2..............................................................      14,500,000           14,498,751
Lexington Parker Capital Co. LLC:
   1.38%, 2/20/03 2.............................................................      20,800,000           20,760,133
   1.41%, 6/2/03 2..............................................................      85,000,000           84,493,967
   1.76%, 3/14/03 2.............................................................      88,000,000           87,690,240
   1.78%, 1/27/03 2.............................................................     180,000,000          179,768,600
   1.80%, 4/17/03 2.............................................................      29,000,000           28,846,300
   1.85%, 1/17/03 2.............................................................      21,000,000           20,982,733
Neptune Funding Corp.:
   1.40%, 2/26/03 2.............................................................      29,000,000           28,936,393
   1.40%, 3/24/03 2.............................................................      50,000,000           49,840,556

Statement of Investments  Unaudited / Continued
Centennial Money Market Trust

                                                                                       Principal                Value
                                                                                          Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------
Asset-Backed Continued
Neptune Funding Corp. Continued
   1.40%, 5/21/03 2.............................................................  $   70,000,000   $       69,618,889
   1.41%, 3/31/03 2.............................................................       5,000,000            4,982,571
   1.44%, 6/4/03 2..............................................................      70,000,000           69,568,800
   1.44%, 6/5/03 2..............................................................      29,800,000           29,615,240
   1.75%, 3/3/03 2..............................................................      50,000,000           49,851,736
   1.79%, 2/3/03 2..............................................................      43,102,000           43,031,277
   1.80%, 2/28/03 2.............................................................      40,000,000           39,884,000
   1.85%, 1/15/03 2.............................................................      12,500,000           12,491,007
New Center Asset Trust:
   1.35%, 3/24/03...............................................................      50,000,000           49,846,250
   1.73%, 2/28/03...............................................................      25,000,000           24,930,319
   1.77%, 3/7/03................................................................     125,000,000          124,600,521
   1.77%, 3/27/03...............................................................     100,000,000           99,582,083
   1.78%, 3/28/03...............................................................      55,000,000           54,766,128
Old Line Funding Corp., 1.33%, 2/7/03 2.........................................      27,182,000           27,144,983
Perry Global Funding LLC, Series A:
   1.71%, 2/7/03 2..............................................................      33,500,000           33,441,124
   1.75%, 2/21/03 2.............................................................      30,000,000           29,925,625
   1.77%, 2/18/03 2.............................................................      36,174,000           36,088,629
   1.79%, 1/9/03 2..............................................................     100,000,000           99,960,222
   1.83%, 1/13/03 2.............................................................     112,089,000          112,020,626
   1.83%, 1/14/03 2.............................................................     111,000,000          110,925,564
   1.84%, 1/16/03 2.............................................................       7,000,000            6,994,633
Preferred Receivables Funding Corp., 1.42%, 1/14/03 2...........................      30,000,000           29,984,617
Scaldis Capital LLC:
   1.37%, 3/10/03 2.............................................................      43,430,000           43,317,613
   1.38%, 2/12/03 2.............................................................       8,596,000            8,582,160
   1.43%, 1/27/03 2.............................................................      45,000,000           44,953,525
   1.67%, 4/9/03 2..............................................................      79,829,000           79,475,693
   1.68%, 3/25/03 2.............................................................      15,113,000           15,054,462
   1.68%, 3/26/03 2.............................................................      30,276,000           30,157,318
   1.68%, 3/28/03 2.............................................................      56,242,000           56,016,282
   1.71%, 4/1/03 2..............................................................      15,111,000           15,046,401
   1.75%, 2/7/03 2..............................................................      21,989,000           21,949,450
   1.78%, 4/11/03 2.............................................................      27,500,000           27,364,028
   1.80%, 1/17/03 2.............................................................      12,244,000           12,234,205
   1.80%, 2/21/03 2.............................................................      38,355,000           38,257,195
   1.81%, 1/23/03 2 ............................................................      31,342,000           31,307,332

Statement of Investments  Unaudited / Continued
Centennial Money Market Trust

                                                                                       Principal                Value
                                                                                          Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------
Asset-Backed Continued
Sheffield Receivables Corp.:
   1.35%, 1/17/03 2.............................................................  $   15,870,000      $    15,859,773
   1.35%, 1/30/03 2.............................................................      25,460,000           25,432,312
   1.38%, 5/21/03 2.............................................................      73,779,000           73,383,053
   1.86%, 1/8/03 2..............................................................      50,000,000           49,981,917
                                                                                                       --------------
                                                                                                        5,495,900,213
                                                                                                       --------------
Automotive--0.2%
BMW US Capital Corp., 1.40%, 1/10/03............................................      50,000,000           49,982,500
                                                                                                       --------------
Banks--0.8%
Citicorp, Inc.:
   1.32%, 4/18/03...............................................................      50,000,000           49,803,833
   1.33%, 3/20/03...............................................................      45,000,000           44,870,325
JPMorgan Chase & Co., 1.35%, 2/14/03............................................      69,000,000           68,886,150
                                                                                                       --------------
                                                                                                          163,560,308
                                                                                                       --------------
Beverages--0.4%
Diageo Capital plc:
   1.38%, 1/9/03 2..............................................................      50,000,000           49,984,667
   1.98%, 3/11/03 2.............................................................      45,000,000           44,829,225
                                                                                                       --------------
                                                                                                           94,813,892
                                                                                                       --------------
Broker-Dealers--6.4%
Banc of America Securities LLC, 1.46%, 1/2/03 1.................................      20,000,000           20,000,000
Goldman Sachs Group LP:
   1.42%, 3/13/03 4.............................................................      95,000,000           95,000,000
   1.42%, 3/14/03 4.............................................................      80,000,000           80,000,000
   1.45%, 5/16/03 4.............................................................      50,000,000           50,000,000
   1.48%, 5/29/03 4.............................................................     100,000,000          100,000,000
   1.48%, 5/30/03 4.............................................................      25,000,000           25,000,000
   1.56%, 5/5/03 4..............................................................      75,500,000           75,500,000
Merrill Lynch & Co., Inc., 1.71%, 1/3/03........................................     165,000,000          164,984,325
Morgan Stanley:
   1.31%, 12/2/03 1.............................................................     167,200,000          167,200,000
   1.32%, 3/6/03................................................................     100,000,000           99,765,333
   1.77%, 2/13/03...............................................................     100,000,000           99,788,583
   7.13%, 1/15/03 ..............................................................      25,000,000           25,045,221

Statement of Investments  Unaudited / Continued
Centennial Money Market Trust

                                                                                       Principal                Value
                                                                                          Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------
Broker-Dealers Continued
Salomon Smith Barney Holdings, Inc.:
   1.40%, 5/5/03 1..............................................................  $  160,000,000     $    160,000,000
   1.75%, 1/23/03...............................................................     100,000,000           99,893,056
   1.79%, 4/25/03 1.............................................................      70,000,000           70,000,000
   1.81%, 1/10/03...............................................................      75,000,000           74,966,063
                                                                                                       --------------
                                                                                                        1,407,142,581
                                                                                                       --------------
Chemicals--1.4%
BASF AG:
   1.33%, 2/21/03 2.............................................................     127,000,000          126,760,711
   1.36%, 5/19/03 2.............................................................     100,000,000           99,480,583
   1.54%, 3/3/03 2..............................................................      85,000,000           84,778,197
                                                                                                       --------------
                                                                                                          311,019,491
                                                                                                       --------------
Commercial Finance--1.2%
Private Export Funding Corp.:
   1.33%, 3/19/03 2.............................................................      20,000,000           19,943,105
   1.75%, 2/5/03 2..............................................................      17,300,000           17,270,566
   1.75%, 4/23/03 2.............................................................      25,000,000           24,863,889
   1.76%, 4/15/03 2.............................................................      19,850,000           19,749,074
   1.76%, 4/17/03 2.............................................................      26,675,000           26,536,961
   1.76%, 4/22/03 2.............................................................      32,000,000           31,826,347
   1.76%, 4/29/03 2.............................................................      25,000,000           24,855,778
   1.77%, 1/21/03 2.............................................................      19,650,000           19,630,677
   1.77%, 2/4/03 2..............................................................      25,000,000           24,958,208
   1.77%, 2/11/03 2.............................................................      25,000,000           24,949,604
   1.77%, 2/20/03 2.............................................................      25,000,000           24,938,542
                                                                                                       --------------
                                                                                                          259,522,751
                                                                                                       --------------
Consumer Finance--2.2%
American Express Credit Corp.:
   1.68%, 2/7/03................................................................      49,000,000           48,915,394
   1.68%, 3/5/03................................................................      70,000,000           69,809,950
American Express Credit Corp., Series B:
   1.41%, 4/25/03 1.............................................................      70,000,000           70,000,000
   1.42%, 5/7/03 1 .............................................................     160,000,000          160,000,000

Statement of Investments  Unaudited / Continued
Centennial Money Market Trust

                                                                                       Principal                Value
                                                                                          Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------
Consumer Finance Continued
American General Finance Corp.:
   1.81%, 1/13/03...............................................................  $   50,000,000      $    49,969,833
   1.98%, 1/8/03................................................................      95,000,000           94,963,425
                                                                                                       --------------
                                                                                                          493,658,602
                                                                                                       --------------
Consumer Services--0.1%
First Data Corp., 1.45%, 1/2/03.................................................      30,000,000           29,998,792
                                                                                                       --------------
Diversified Financial--2.1%
General Electric Capital Corp.:
   1.33%, 5/12/03...............................................................      19,000,000           18,908,045
   1.59%, 2/7/03................................................................      19,000,000           18,968,951
   1.76%, 3/14/03...............................................................      26,000,000           25,908,480
General Electric Capital Services:
   1.33%, 4/3/03................................................................      72,000,000           71,755,280
   1.70%, 2/7/03................................................................      40,000,000           39,930,111
Prudential Funding LLC, 1.65%, 4/10/03..........................................      25,000,000           24,886,563
Wells Fargo Financial, Inc.:
   1.35%, 2/25/03...............................................................      12,000,000           11,975,342
   1.75%, 3/19/03...............................................................      74,400,000           74,122,312
   1.80%, 1/15/03...............................................................      85,000,000           84,940,500
   1.84%, 1/10/03...............................................................     100,000,000           99,954,000
                                                                                                       --------------
                                                                                                          471,349,584
                                                                                                       --------------
Diversified Telecommunication Services--0.2%
SBC International, Inc., 1.55%, 1/30/03 2.......................................      50,000,000           49,937,569
                                                                                                       --------------
Food Products--1.7%
Nestle Capital Corp.:
   1.87%, 2/3/03 2..............................................................     159,200,000          158,927,105
   1.89%, 2/6/03 2..............................................................      95,000,000           94,820,450
   1.90%, 2/5/03 2..............................................................     130,000,000          129,759,861
                                                                                                       --------------
                                                                                                          383,507,416
                                                                                                       --------------
Insurance--6.2%
Allstate Life Insurance Co., 1.47%, 1/2/03 1....................................      50,000,000           50,000,000
GE Financial Assurance Holdings, Inc., 1.54%, 2/28/03 2.........................      34,000,000           33,915,642
General Electric Capital Assurance Co., 1.49%, 12/1/03 1,4 .....................     143,000,000          143,000,000

                                                                             13

Statement of Investments  Unaudited / Continued
Centennial Money Market Trust

                                                                                       Principal                Value
                                                                                          Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------
Insurance Continued
ING America Insurance Holdings, Inc.:
   1.32%, 2/13/03...............................................................  $   27,500,000      $    27,456,642
   1.34%, 3/10/03...............................................................      39,000,000           38,901,655
   1.34%, 3/11/03...............................................................      40,000,000           39,897,267
   1.34%, 3/12/03...............................................................      32,000,000           31,916,622
   1.35%, 3/5/03................................................................      45,000,000           44,893,687
   1.35%, 3/20/03...............................................................      14,500,000           14,457,587
   1.38%, 5/12/03...............................................................      61,000,000           60,694,370
   1.53%, 2/10/03...............................................................      25,000,000           24,957,500
   1.75%, 1/10/03...............................................................      25,000,000           24,989,063
   1.76%, 1/24/03...............................................................      25,000,000           24,971,889
   1.82%, 1/9/03................................................................      43,000,000           42,982,609
   1.84%, 1/7/03................................................................      50,000,000           49,984,708
Jackson National Life Insurance Co.:
   1.39%, 1/2/03 1..............................................................      48,000,000           48,000,000
   1.81%, 3/3/03 1..............................................................      70,000,000           70,000,000
Metropolitan Life Insurance Co.:
   1.47%, 1/2/03 1..............................................................     100,000,000          100,000,000
   1.49%, 1/2/03 1..............................................................     123,500,000          123,500,000
Pacific Life Insurance Co., 1.46%, 2/14/03 1,4..................................      71,000,000           71,000,000
Prudential Insurance Co. of America, 1.80%, 1/31/03 1...........................     165,000,000          165,000,000
Travelers Insurance Co., 1.45%, 12/1/03 1,4.....................................      50,000,000           50,000,000
United of Omaha Life Insurance Co.:
   1.42%, 1/2/03 1,4............................................................      16,000,000           16,000,000
   1.42%, 7/31/03 1.............................................................      50,000,000           50,000,000
   1.52%, 1/2/03 1,4............................................................      15,000,000           15,000,000
                                                                                                       --------------
                                                                                                        1,361,519,241
                                                                                                       --------------
Leasing & Factoring--3.0%
American Honda Finance Corp.:
   1.33%, 2/20/03...............................................................      50,000,000           49,907,986
   1.33%, 2/24/03...............................................................      50,000,000           49,900,250
   1.34%, 2/12/03...............................................................      49,000,000           48,923,397
   1.37%, 6/24/03 1,3...........................................................      10,000,000            9,998,995
   1.37%, 6/25/03 1,3...........................................................      75,000,000           74,992,500
   1.38%, 6/12/03 1,3...........................................................      50,000,000           50,000,000
   1.39%, 5/19/03 1,3...........................................................      50,000,000           50,000,000
   1.41%, 4/9/03 1..............................................................      80,000,000           80,000,000
   1.66%, 8/4/03 1,3 ...........................................................      15,000,000           15,000,000

Statement of Investments  Unaudited / Continued
Centennial Money Market Trust

                                                                                       Principal                Value
                                                                                          Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------
Leasing & Factoring Continued
Toyota Motor Credit Corp.:
   1.33%, 2/11/03 2.............................................................  $   50,000,000      $    49,924,264
   1.33%, 2/12/03 2.............................................................      40,000,000           39,937,934
   1.33%, 2/19/03 2.............................................................      50,000,000           49,909,486
Volkswagen of America:
   1.33%, 2/14/03 2.............................................................      50,000,000           49,918,722
   1.33%, 2/21/03 2.............................................................      40,000,000           39,924,633
                                                                                                       --------------
                                                                                                          658,338,167
                                                                                                       --------------
Media--0.4%
McGraw-Hill Cos., Inc.:
   1.33%, 5/13/03...............................................................      30,000,000           29,853,700
   1.33%, 5/14/03...............................................................      50,000,000           49,754,319
                                                                                                       --------------
                                                                                                           79,608,019
                                                                                                       --------------
Metals & Mining--1.0%
Rio Tinto Ltd.:
   1.33%, 3/12/03 2.............................................................      26,152,000           26,084,368
   1.33%, 3/14/03 2.............................................................      76,265,000           76,062,135
   1.34%, 2/21/03 2.............................................................     110,282,000          110,072,648
                                                                                                       --------------
                                                                                                          212,219,151
                                                                                                       --------------
Oil & Gas--1.8%
Chevron Transport Corp. Ltd., 1.68%, 2/7/03 2...................................      15,000,000           14,974,100
Chevron UK Investment plc, 1.68%, 2/7/03 2......................................      15,000,000           14,974,100
Koch Industries, Inc., 1.20%, 1/2/03 2..........................................      81,500,000           81,497,283
Shell Finance UK plc, 1.72%, 3/5/03.............................................      47,000,000           46,858,530
Total Fina Elf SA:
   1.76%, 4/24/03 2.............................................................      29,000,000           28,839,791
   1.76%, 4/25/03 2.............................................................     100,000,000           99,444,250
   1.76%, 4/28/03 2.............................................................     100,000,000           99,429,625
                                                                                                       --------------
                                                                                                          386,017,679
                                                                                                       --------------
Pharmaceuticals--0.7%
Aventis:
   1.33%, 3/19/03 2.............................................................      97,500,000           97,222,640
   1.72%, 1/24/03 2.............................................................      22,798,000           22,772,947
GlaxoSmithKline Finance plc, 1.32%, 1/13/03 2...................................      10,000,000            9,995,437
Pfizer, Inc., 1.31%, 1/27/03 2..................................................      25,000,000           24,976,347
                                                                                                       --------------
                                                                                                          154,967,371
                                                                                                       --------------

Statement of Investments  Unaudited / Continued
Centennial Money Market Trust

                                                                                       Principal                Value
                                                                                          Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------
Special Purpose Financial--8.0%
AriesOne Metafolio Corp.:
   1.43%, 1/6/03 2..............................................................  $  125,000,000      $   124,975,035
   1.45%, 1/7/03 2..............................................................      40,000,000           39,990,333
Beta Finance, Inc.:
   1.37%, 4/22/03 1,3...........................................................      70,000,000           69,993,000
   1.76%, 3/17/03 2.............................................................      50,000,000           49,816,667
   1.86%, 1/7/03 2..............................................................      51,000,000           50,984,190
   1.87%, 1/6/03 2..............................................................     134,000,000          133,965,287
Blue Spice LLC:
   1.40%, 1/29/03 2,4...........................................................      50,000,000           49,945,556
   1.40%, 2/27/03 2,4...........................................................     100,000,000           99,778,333
   1.44%, 5/23/03 2,4...........................................................     120,000,000          119,318,400
   1.75%, 1/9/03 2,4............................................................      50,000,000           49,980,556
Cooperative Assn. of Tractor Dealers, Inc., Series A:
   1.55%, 1/3/03................................................................      26,000,000           25,997,761
   1.77%, 2/26/03...............................................................      12,467,000           12,432,674
Cooperative Assn. of Tractor Dealers, Inc., Series B:
   1.50%, 1/3/03................................................................      32,000,000           31,997,333
   1.77%, 2/24/03...............................................................      15,000,000           14,960,175
CORSAIR Trust, Series 1-1005, 1.63%, 9/17/03 1,3................................      65,000,000           65,000,000
Independence Funding LLC, 1.84%, 1/8/03 2.......................................      89,000,000           88,968,158
K2 (USA) LLC:
   1.39%, 5/30/03 2.............................................................      22,000,000           21,873,433
   1.39%, 6/2/03 2..............................................................     100,000,000           99,414,167
   1.76%, 2/20/03 2.............................................................      30,500,000           30,425,444
   1.80%, 1/30/03 2.............................................................      41,000,000           40,940,550
   1.87%, 1/8/03 2..............................................................      25,400,000           25,390,764
   2.10%, 1/15/03 2.............................................................      63,000,000           62,950,106
LINKS Finance LLC:
   1.45%, 5/15/03 1.............................................................     100,000,000           99,995,000
   1.45%, 5/15/03 1.............................................................      57,000,000           56,994,300
   1.86%, 1/6/03 2..............................................................      67,500,000           67,482,524
RACERS:
Series 2002-31-C, 1.42%, 9/3/03 1,3.............................................      70,000,000           69,906,200
Series 2002-36-C, 1.42%, 10/1/03 1,3............................................      65,000,000           64,908,350
Series 2002-42-C, 1.40%, 11/17/03 1,4...........................................      90,000,000           89,872,560
                                                                                                      ---------------
                                                                                                        1,758,256,856
                                                                                                      ---------------
Total Short-Term Notes (Cost $13,891,143,044)...................................                       13,891,143,044
                                                                                                      ---------------

Statement of Investments  Unaudited / Continued
Centennial Money Market Trust

                                                                                       Principal                Value
                                                                                          Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies--4.8%
Federal Home Loan Bank:
   1.58%, 12/9/03...............................................................  $  120,000,000      $   120,000,000
   1.60%, 12/16/03..............................................................     165,000,000          165,000,000
   1.74%, 1/24/03...............................................................      50,000,000           49,944,497
   1.85%, 11/10/03..............................................................     100,000,000          100,000,000
Federal Home Loan Mortgage Corp., 1.74%, 1/10/03-1/30/03........................     125,000,000          124,848,958
Federal National Mortgage Assn.:
   1.67%, 1/23/03...............................................................      91,802,000           91,706,253
   1.70%, 12/26/03..............................................................      70,000,000           70,000,000
   4.625%, 5/15/03..............................................................      30,900,000           31,259,647
FNMA Master Credit Facility:
   1.33%, 4/1/03................................................................     152,500,000          151,998,572
   1.70%, 1/8/03................................................................      27,000,000           26,991,075
   1.72%, 1/2/03................................................................     114,000,000          113,994,553
   2%, 4/1/03...................................................................      13,076,000           13,010,620
                                                                                                       --------------
Total U.S. Government Agencies (Cost $1,058,754,175)............................                        1,058,754,175
                                                                                   ----------------------------------
Total Investments, at Value (Cost $22,247,668,509)..............................           100.9%      22,247,668,509
                                                                                   ----------------------------------
Liabilities in Excess of Other Assets...........................................            (0.9)        (193,518,909)
                                                                                   ----------------------------------
Net Assets......................................................................           100.0%     $22,054,149,600
                                                                                   ==================================


Footnotes to Statement of Investments
Short-term notes, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate shown is the discount rate received by the Trust at the time of purchase. Other securities normally bear interest at the rates shown.
1. Represents the current interest rate for a variable or increasing rate security.
2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $8,130,614,317, or 36.87% of the Trust's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.
3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $544,583,712 or 2.47% of the Trust's net assets as of December 31, 2002.
4. Identifies issues considered to be illiquid--See Note 4 of Notes to Financial Statements.



See accompanying Notes to Financial Statements.

Statement of Assets and Liabilities December 31, 2002 / Unaudited Centennial Money Market Trust

---------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $22,247,668,509)--see accompanying statement........................   $22,247,668,509
Cash ...........................................................................................        28,713,517
Receivables and other assets:
Shares of beneficial interest sold..............................................................       693,534,694
Interest........................................................................................        24,855,424
Other...........................................................................................         1,096,737
                                                                                                   ---------------
Total assets....................................................................................    22,995,868,881
                                                                                                   ---------------

LIABILITIES
Payables and other liabilities:
Shares of beneficial interest redeemed..........................................................       785,209,049
Investments purchased...........................................................................       151,998,572
Transfer and shareholder servicing agent fees...................................................         1,633,859
Service plan fees...............................................................................         1,563,001
Shareholder reports.............................................................................           564,013
Trustees' compensation..........................................................................             8,028
Other...........................................................................................           742,759
                                                                                                   ---------------
Total liabilities...............................................................................       941,719,281
                                                                                                   ---------------

NET ASSETS......................................................................................   $22,054,149,600
                                                                                                   ===============

COMPOSITION OF NET ASSETS
Paid-in capital.................................................................................   $22,054,076,305
Accumulated net realized gain on investment transactions........................................            73,295
                                                                                                   ---------------
NET ASSETS--applicable to 22,054,678,856 shares of beneficial interest outstanding...............  $22,054,149,600
                                                                                                   ===============
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE.........................             $1.00


See accompanying Notes to Financial Statements.

Statement of Operations For the Six Months Ended December 31, 2002 / Unaudited Centennial Money Market Trust

--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest.......................................................................................   $ 209,157,649
                                                                                                  -------------
EXPENSES
Management fees................................................................................      37,971,969
Service plan fees..............................................................................      22,725,015
Transfer and shareholder servicing agent fees..................................................      12,475,155
Shareholder reports............................................................................         923,693
Custodian fees and expenses....................................................................         321,299
Trustees' compensation.........................................................................          57,625
Other..........................................................................................         431,200
                                                                                                  -------------
     Total expenses............................................................................      74,905,956
Less reduction to custodian expenses...........................................................          (2,401)
Less reimbursement of expenses.................................................................     (22,647,175)
                                                                                                  -------------
Net expenses...................................................................................      52,256,380
                                                                                                  -------------
NET INVESTMENT INCOME..........................................................................     156,901,269
                                                                                                  -------------
NET REALIZED GAIN ON INVESTMENTS...............................................................          73,295
                                                                                                  -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...........................................    $156,974,564
                                                                                                  =============


Statements of Changes in Net Assets

                                                                             Six Months Ended
                                                                            December 31, 2002             Year Ended
                                                                                  (Unaudited)          June 30, 2002
--------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income.................................................      $     156,901,269      $     453,101,052
Net realized gain.....................................................                 73,295              2,031,735
                                                                            ----------------------------------------
Net increase in net assets resulting from operations..................            156,974,564            455,132,787
                                                                            ----------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income..................................           (156,901,269)          (453,101,052)
Distributions from net realized gain..................................                     --             (2,878,464)
                                                                            ----------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets resulting from beneficial
interest transactions                                                             318,137,357           (473,579,272)
                                                                            ----------------------------------------

NET ASSETS
Total increase (decrease).............................................            318,210,652           (474,426,001)
Beginning of period...................................................         21,735,938,948         22,210,364,949
                                                                            ----------------------------------------
End of period.........................................................      $  22,054,149,600      $  21,735,938,948
                                                                            ========================================

See accompanying Notes to Financial Statements.

Financial Highlights
Centennial Money Market Trust

                                                        Six Months                                                 Year
                                                             Ended                                                Ended
                                                 December 31, 2002                                             June 30,
                                                       (Unaudited)      2002      2001       2000       1999       1998
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period................        $ 1.00    $ 1.00    $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                          --------------------------------------------------------------
Income from investment operations--
  net investment income and net realized
  gain to shareholders..............................           .01       .02       .06        .05        .05        .05
                                                          --------------------------------------------------------------
Dividends and/or distributions to shareholders:
  Dividends from net investment income..............          (.01)     (.02)     (.06)      (.05)      (.05)      (.05)
  Distributions from net realized gain..............            --        -- 1      --         --         --         --
                                                          --------------------------------------------------------------
Total dividends and/or distributions
  to shareholders ..................................          (.01)     (.02)     (.06)      (.05)      (.05)      (.05)
                                                          --------------------------------------------------------------
Net asset value, end of period......................         $1.00     $1.00     $1.00      $1.00      $1.00      $1.00
                                                          ==============================================================
TOTAL RETURN 2......................................          0.70%     1.99%     5.51%      5.36%      4.75%      5.16%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions).............       $22,054   $21,736   $22,210    $18,734    $17,821    $15,114
Average net assets (in millions)....................       $22,621   $22,947   $20,830    $18,537    $17,128    $12,617
Ratios to average net assets: 3
Net investment income...............................          1.38%     1.97%     5.34%      5.20%      4.63%      5.04%
Expenses............................................          0.66%     0.69%     0.67%      0.67%      0.66%      0.68% 4
Expenses, net of reimbursement of expenses..........          0.46%     0.66%     0.67%      0.67%      0.66%      0.66%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods less than one year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.




See accompanying Notes to Financial Statements.

Notes to Financial Statements  Unaudited
Centennial Money Market Trust

--------------------------------------------------------------------------------
1. Significant Accounting Policies
Centennial Money Market Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust's investment objective is to seek the maximum current income that is consistent with low capital risk and the maintenance of liquidity. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI).
   The following is a summary of significant accounting policies consistently followed by the Trust.
--------------------------------------------------------------------------------
Joint Repurchase Agreements. The Trust, along with other affiliated funds of the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
Federal Taxes. The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.
   As of December 31, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of zero. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements  Unaudited / Continued
Centennial Money Market Trust


--------------------------------------------------------------------------------
2. Shares of Beneficial Interest
The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:



                                    Six Months Ended December 31, 2002                  Year Ended June 30, 2002
                                           Shares               Amount                Shares              Amount
------------------------------------------------------------------------------------------------------------------
Sold........................       27,379,957,716    $  27,379,957,716        54,965,476,815    $ 54,965,476,815
Dividends and/or
distributions reinvested....          163,793,871          163,793,871           460,354,977         460,354,977
Redeemed....................      (27,225,614,230)     (27,225,614,230)      (55,899,411,064)    (55,899,411,064)
                                  --------------------------------------------------------------------------------
Net increase (decrease).....          318,137,357    $     318,137,357          (473,579,272)   $   (473,579,272)
                                  ================================================================================

--------------------------------------------------------------------------------
3. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of 0.50% of the first $250 million of the Trust's net assets; 0.475% of the next $250 million; 0.45% of the next $250 million; 0.425% of the next $250 million; 0.40% of the next $250 million; 0.375% of the next $250 million; 0.35% of the next $500 million; and 0.325% of net assets in excess of $2 billion. In the agreement, the Manager guarantees that the Trust's total expenses in any fiscal year, exclusive of taxes, interest and brokerage concessions, and extraordinary expenses such as litigation costs, shall not exceed the lesser of 1.5% of the average annual net assets of the Trust up to $30 million and 1% of its average annual net assets in excess of $30 million; or 25% of the total annual investment income of the Trust. As a result of this agreement, the Trust was reimbursed $22,647,175 for the six months ended December 31, 2002.
--------------------------------------------------------------------------------
Transfer Agent Fees. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a $14.75 per account fee.
--------------------------------------------------------------------------------
Service Plan (12b-1) Fees. The Trust has adopted a service plan. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made quarterly at an annual rate up to 20% of the average annual net assets of the Trust. During the six months ended December 31, 2002, the Trust paid $567 to a broker/dealer affiliated with the Manager as reimbursement for distribution-related expenses.
--------------------------------------------------------------------------------
4. Illiquid Securities
   As of December 31, 2002, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of December 31, 2002 was $1,129,395,405, which represents 5.12% of the Trust's net assets.

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

Centennial Money Market Trust
             Officers and Trustees
             James C. Swain, Trustee and Chairman of
                the Board
             John V. Murphy, President
             William L. Armstrong, Trustee
             Robert G. Avis, Trustee
             George C. Bowen, Trustee
             Edward L. Cameron, Trustee
             Jon S. Fossel, Trustee
             Sam Freedman, Trustee
             Richard F. Grabish, Trustee
             Beverly Hamilton, Trustee
             Robert J. Malone, Trustee
             F. William Marshall, Jr., Trustee
             Barry D. Weiss, Vice President
             Carol E. Wolf, Vice President
             Robert G. Zack, Vice President and Secretary
             Brian W. Wixted, Treasurer

             Investment Advisor and Distributor
             Centennial Asset Management Corporation

             Transfer and Shareholder Servicing Agent
             Shareholder Services, Inc.

             Independent Auditors
             Deloitte & Touche LLP

             Legal Counsel to the Fund
             Myer, Swanson, Adams & Wolf, P.C.

             Legal Counsel to the Independent Trustees
             Mayer Brown Rowe & Maw

             For more complete information about Centennial Money Market Trust, please refer to the Prospectus. To obtain a copy, call your financial advisor, or contact Centennial Asset Management Corp. at
             1.800.525.9310. Please read the prospectus carefully before you invest any money.

             The financial statements included herein have been taken from the records of the Trust without examination of those records by the independent auditors.








RS0150.001.1202    [GRAPHIC] Printed on recycled paper






             2002 Semiannual Report
             and Management Commentaries








             Centennial
             Money Market
             Trust

             December 31, 2002